Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of December 31, 2023 and 2022 are summarized as follows:
	December 31, 2023	December 31, 2022
Software development	€636,970	€368,705
Software SKN1	248,419	-
Computer application	33,755	33,755
Web page	6,010	6,010
	925,154	408,470
Amortization	(89,448)	(39,464)
	€835,706	€369,006